RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Brookfield Renewable`s related party transactions are recorded at the exchange amount. Brookfield Renewable`s related party transactions are primarily with Brookfield Asset Management.
Brookfield Asset Management has provided a $400 million committed unsecured revolving credit facility maturing in December 2020 and the interest rate applicable on the draws is LIBOR plus up to 1.8%. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Asset Management. Brookfield Asset Management may from time to time place funds on deposit with Brookfield Renewable which are repayable on demand including any interest accrued. There were no funds placed on deposit with Brookfield Renewable in six months ended June 30, 2020 (2019: $600 million, which was fully repaid within the period). There was no interest expense on the Brookfield Asset Management revolving credit facility or deposit for the three and six months ended June 30, 2020 (2019: nil and $3 million).
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Revenues
Power purchase and revenue agreements	$84	$209	$180	$368
Wind levelization agreement	—	—	—	1
	$84	$209	$180	$369
Direct operating costs
Energy purchases	$—	$(2)	$—	$(5)
Energy marketing fee	(2)	(6)	(2)	(12)
Insurance services(1)	(6)	(7)	(12)	(14)
	$(8)	$(15)	$(14)	$(31)
Interest expense
Borrowings	$—	$—	$—	$(3)
Contract balance accretion	(4)	(3)	$(8)	$(5)
	$(4)	$(3)	$(8)	$(8)
Management service costs	$(36)	$(23)	$(67)	$(44)

(1)
Insurance services are paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of Brookfield Renewable. The fees paid to the subsidiary of Brookfield Asset Management for the three and six months ended June 30, 2020 were less than $1 million (2019: less than $1 million).